Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

Prior to the legal reorganization on February 4, 2021, certain Carve-out entities did not file separate tax returns as they were included in the consolidated tax reporting of other Parent entities, within the respective entity’s tax jurisdiction. Accordingly, the income tax provision included in these carve out financial statements was calculated using a method consistent with a separate return basis, as if the Carve-out business had been a separate taxpayer. As of December 31, 2020, all amounts related to BIGtoken’s tax positions are recognized on the Carve Out Balance Sheet. Income taxes are accounted for under the asset and liability method.

In the jurisdictions where the Carve-out business entities were included in the consolidated tax reporting of other Parent entities, the current tax payable or tax receivable of the Carve-out business represents the income tax to be paid or to be received from the Parent Group. For the purpose of these carve out financial statements, it was assumed that only the current year was outstanding. For the years ended December 31, 2020, and 2019, the income tax benefit for the Carve-out business is $0.

Income tax benefit consists of the following components for the years ended December 31:

	2020		2019
Current tax benefit
The Federal	$	−	$	−
State		5,000		−
Total		5,000		−

Deferred tax benefit
The Federal		−		−
State		−		−
Total		−		−
Total provision for income taxes		$5,000	$	−

The following table summarizes the principal components of deferred tax assets and liabilities of BIGtoken at December 31:

	2020		2019
Deferred income tax assets
Allowance for bad debts		$132,000		$126,000
Stock-based compensation expense		773,000		773,000
Interest expense limitation carryover		182,000		75,000
Contribution carryover		5,000		3,000
Accrued expenses		144,000		204,000
Net operating loss carry forwards		10,122,000		7,657,000
Total		11,358,000		8,838,000

Deferred income tax liabilities
Property and equipment		(19,000)		(49,000)
Intangible assets		(405,000)		(478,000)
Total		(424,000)		(527,000)

Net deferred income tax assets		10,934,000		8,311,000
Valuation allowance		(10,934,000)		(8,311,000)
Total income tax benefit	$	−	$	−

A reconciliation of income tax benefit computed using The Federal statutory tax rate to BIGtoken’s income tax benefit is as follows for the years ended December 31:

	2020	2019
Income tax benefit calculated at The Federal statutory rate	21%	21%
Fair market adjustment derivatives	0%	1%
Amortization of debt discount	(7)%	0%
Current state income tax expense (net of federal benefit)	0%	0%
Change in valuation allowance	(13)%	(21)%
Other	(1)%	(1)%
Total income tax benefit	(0)%	0%

All percentages are calculated as a percentage of pretax income for each respective year.